Pacer Trendpilot International ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Australia - 6.1%
ANZ Group Holdings Ltd.	25,640	$488,096
Aristocrat Leisure Ltd.	5,574	261,877
BHP Group Ltd. - ADR (a)	21,974	1,080,022
Brambles Ltd.	12,346	151,975
Cochlear Ltd.	574	114,062
Coles Group Ltd.	11,806	143,126
Commonwealth Bank of Australia	14,496	1,446,995
Computershare Ltd.	4,931	107,787
CSL Ltd.	4,187	729,977
Fortescue Ltd.	14,960	177,921
Insurance Australia Group Ltd.	20,928	119,701
Macquarie Group Ltd.	3,051	456,752
National Australia Bank Ltd.	26,522	661,859
Origin Energy Ltd.	15,200	98,751
QBE Insurance Group Ltd.	13,240	172,364
REA Group Ltd.	444	68,934
Rio Tinto Ltd.	3,293	240,349
Santos Ltd.	28,708	125,827
Sonic Healthcare Ltd.	4,262	75,649
South32 Ltd.	40,056	83,674
Suncorp Group Ltd.	11,294	146,117
Telstra Group Ltd.	35,762	87,821
Transurban Group	27,496	228,722
Wesfarmers Ltd.	9,767	465,127
Westpac Banking Corp.	29,661	621,990
WiseTech Global Ltd.	1,672	128,699
Woodside Energy Group Ltd. - ADR (a)	16,141	246,150
Woolworths Group Ltd.	10,776	204,065
		8,934,389

Austria - 0.2%
Andritz AG	616	35,019
Erste Group Bank AG	2,954	182,153
OMV AG	1,212	50,142
Telekom Austria AG	681	5,687
Verbund AG	720	55,347
		328,348

Belgium - 0.5%
Anheuser-Busch InBev SA/NV - ADR (a)	7,725	379,915
KBC Groep NV	2,282	175,988
UCB SA	1,068	208,515
		764,418

Canada - 10.2%
Agnico Eagle Mines Ltd. (a)	4,275	397,319
Alimentation Couche-Tard, Inc.	6,676	352,553
Bank of Montreal	6,267	620,684
Bank of Nova Scotia	10,698	547,417
Barrick Gold Corp.	14,774	241,850
BCE, Inc. (a)	2,698	64,185
Brookfield Corp.	12,348	755,698
Canadian Imperial Bank of Commerce	8,133	512,542
Canadian National Railway Co.	4,778	499,349
Canadian Natural Resources Ltd.	18,475	560,716
Canadian Pacific Kansas City Ltd.	8,061	641,656
Cenovus Energy, Inc.	10,728	155,234
CGI, Inc.	1,798	211,840
Constellation Software, Inc.	168	549,425
Dollarama, Inc.	2,496	236,196
Enbridge, Inc. (a)	18,743	810,447
Fairfax Financial Holdings Ltd.	188	253,055
Fortis, Inc.	4,429	188,764
Franco-Nevada Corp. (a)	1,613	219,303
Great-West Lifeco, Inc.	2,427	78,470
Imperial Oil Ltd. (a)	1,489	99,227
Intact Financial Corp.	1,531	271,943
Loblaw Cos. Ltd.	1,284	160,775
Manulife Financial Corp.	14,961	447,484
National Bank of Canada	3,010	267,148
Nutrien Ltd.	4,366	225,417
Restaurant Brands International, Inc. (a)	2,821	173,604
Rogers Communications, Inc. - Class B	3,400	93,432
Royal Bank of Canada (a)	12,331	1,503,519
Shopify, Inc. - Class A (b)	10,560	1,233,408
Sun Life Financial, Inc.	4,885	281,620
Suncor Energy, Inc.	10,743	403,507
TC Energy Corp.	8,918	401,756
Teck Resources Ltd. - Class B	4,096	167,444
TELUS Corp. (a)	4,315	62,524
Thomson Reuters Corp.	1,196	201,227
Toronto-Dominion Bank (a)	15,121	862,955
Wheaton Precious Metals Corp.	4,027	251,567
		15,005,260

Denmark - 1.9%
AP Moller - Maersk AS - Class A	20	28,971
AP Moller - Maersk AS - Class B	40	59,194
Coloplast AS - Class B	1,072	123,693
DSV AS	1,688	336,976
Novo Nordisk AS - ADR (a)	27,170	2,294,507
		2,843,341

Finland - 0.8%
Kone Oyj - Class B	3,568	185,072
Neste Oyj	3,810	48,359
Nokia Oyj - ADR (a)	44,130	202,998
Nordea Bank Abp	31,008	368,730
Sampo Oyj - Class A	4,360	179,927
UPM-Kymmene Oyj	4,694	138,295
		1,123,381

France - 8.1%
Air Liquide SA	4,996	873,827
AXA SA	14,792	562,401
BNP Paribas SA	8,670	591,102
Christian Dior SE	30	20,276
Credit Agricole SA	8,882	134,020
Danone SA	5,426	379,840
Dassault Systemes SE	5,757	225,753
Engie SA	15,469	255,396
EssilorLuxottica SA	2,483	684,406
Hermes International SCA	295	833,632
Kering	609	160,123
L'Oreal SA	1,988	739,352
LVMH Moet Hennessy Louis Vuitton SE - ADR (a)	11,062	1,611,291
Pernod Ricard SA	1,720	196,633
Safran SA	2,912	724,715
Sanofi SA - ADR (a)	19,149	1,040,557
Schneider Electric SE - ADR (a)	23,370	1,179,484
TotalEnergies SE - ADR (a)	19,398	1,125,666
Vinci SA	4,414	478,513
		11,816,987

Germany - 7.0%
adidas AG	1,424	376,552
Allianz SE	3,384	1,103,719
BASF SE	7,660	370,385
Bayer AG - ADR	34,792	196,227
Bayerische Motoren Werke AG	2,492	203,196
Beiersdorf AG	848	113,439
Daimler AG	6,770	413,806
Daimler Truck Holding AG	4,226	186,980
Deutsche Boerse AG	1,618	400,157
Deutsche Post AG	8,139	293,914
Deutsche Telekom AG	30,181	1,012,869
E.ON SE	19,907	235,840
Hannover Rueck SE	520	137,181
Hapag-Lloyd AG (c)	72	10,397
Henkel AG & Co. KGaA	848	65,539
Infineon Technologies AG	11,503	382,519
Merck KGaA	1,115	169,341
Muenchener Rueckversicherungs-Gesellschaft AG	1,158	627,563
SAP SE - ADR (a)	8,843	2,441,199
Siemens AG - ADR	13,053	1,394,680
Siemens Healthineers AG (c)	2,528	144,135
Volkswagen AG	252	26,508
		10,306,146

Hong Kong - 1.7%
AIA Group Ltd. - ADR	23,456	661,928
BOC Hong Kong Holdings Ltd.	31,817	103,104
Budweiser Brewing Co. APAC Ltd. (c)	14,793	13,479
CK Asset Holdings Ltd.	16,371	68,178
CK Hutchison Holdings Ltd.	23,769	119,579
CK Infrastructure Holdings Ltd.	5,226	35,547
CLP Holdings Ltd.	14,750	122,571
Galaxy Entertainment Group Ltd.	18,203	77,677
Hang Seng Bank Ltd.	6,370	79,667
Henderson Land Development Co. Ltd.	11,256	31,203
Hong Kong & China Gas Co. Ltd.	95,725	73,343
Hong Kong Exchanges & Clearing Ltd.	10,245	397,078
Jardine Matheson Holdings Ltd.	1,872	75,535
MTR Corp. Ltd.	13,769	43,029
Power Assets Holdings Ltd.	12,080	78,059
Prudential PLC - ADR	11,088	184,393
Sun Hung Kai Properties Ltd.	13,377	119,831
Techtronic Industries Co. Ltd.	11,576	155,399
		2,439,600

Ireland - 0.7%
Experian PLC	8,128	403,820
ICON PLC (b)	728	144,930
James Hardie Industries PLC (b)	3,782	128,450
Kerry Group PLC - Class A	1,343	138,138
Kingspan Group PLC	1,352	94,393
Ryanair Holdings PLC - ADR (a)	2,168	101,224
		1,010,955

Israel - 1.1%
Azrieli Group Ltd.	318	26,397
Bank Hapoalim BM	11,847	152,247
Bank Leumi Le-Israel BM	13,366	167,547
Bezeq The Israeli Telecommunication Corp. Ltd.	17,342	27,584
Camtek Ltd.	208	18,394
Check Point Software Technologies Ltd. (b)	761	165,913
CyberArk Software Ltd. (b)	392	145,424
Elbit Systems Ltd.	218	65,798
First International Bank Of Israel Ltd.	454	24,134
Global-e Online Ltd. (b)	922	55,219
ICL Group Ltd.	6,200	36,910
Isracard Ltd.	1	3
Israel Discount Bank Ltd. - Class A	10,931	80,045
Melisron Ltd.	220	20,845
Mizrahi Tefahot Bank Ltd.	1,390	66,239
Monday.com Ltd. (b)	340	86,856
Nice Ltd. - ADR (a)(b)	552	91,709
Nova Ltd. (b)	248	59,700
Phoenix Financial Ltd.	1,464	24,739
Teva Pharmaceutical Industries Ltd. - ADR (b)	10,042	178,045
Tower Semiconductor Ltd. (b)	961	45,124
Wix.com Ltd. (b)	496	118,489
		1,657,361

Italy - 2.0%
Davide Campari-Milano NV	5,008	29,031
Enel SpA	66,538	474,142
Eni SpA	19,225	273,233
Ferrari NV	952	411,436
Generali	9,608	305,299
Intesa Sanpaolo SpA	135,060	587,485
PRADA SpA	4,410	35,458
Prysmian SpA	2,600	181,632
UniCredit SpA	14,110	650,206
		2,947,922

Japan - 22.8%
Advantest Corp.	6,578	367,252
Aeon Co. Ltd.	7,690	186,678
Aisin Corp.	5,666	64,388
Ajinomoto Co., Inc.	4,230	170,324
ANA Holdings, Inc.	1,382	25,970
Asahi Group Holdings Ltd.	13,380	145,278
Asahi Kasei Corp.	12,282	83,585
Asics Corp.	6,768	152,121
Astellas Pharma, Inc.	16,060	156,826
Bandai Namco Holdings, Inc.	5,830	145,134
Bridgestone Corp.	5,132	184,937
Canon, Inc.	8,500	275,012
Capcom Co. Ltd.	2,984	68,436
Central Japan Railway Co.	9,158	170,589
Chubu Electric Power Co., Inc.	6,716	70,085
Chugai Pharmaceutical Co. Ltd.	5,684	246,791
Dai Nippon Printing Co. Ltd.	3,956	58,615
Dai-ichi Life Holdings, Inc.	8,496	233,415
Daiichi Sankyo Co. Ltd.	16,764	462,295
Daikin Industries Ltd.	2,509	297,175
Daiwa House Industry Co. Ltd.	5,508	173,946
Daiwa Securities Group, Inc.	12,180	88,820
Denso Corp.	18,669	259,701
Dentsu Group, Inc.	1,976	45,930
Disco Corp.	832	240,006
East Japan Railway Co.	10,056	179,892
Eisai Co. Ltd.	2,646	78,837
ENEOS Holdings, Inc.	26,874	136,384
FANUC Corp.	8,300	249,329
Fast Retailing Co. Ltd.	1,781	585,992
FUJIFILM Holdings Corp.	10,980	243,890
Fujitsu Ltd.	15,254	296,828
Hitachi Ltd.	40,114	1,020,599
Honda Motor Co. Ltd. - ADR	14,095	399,452
Hoya Corp.	2,988	404,096
Inpex Corp.	8,572	103,354
Isuzu Motors Ltd.	5,344	72,100
ITOCHU Corp.	12,444	576,326
Japan Exchange Group, Inc.	9,302	98,991
Japan Post Bank Co. Ltd.	12,123	125,885
Japan Post Holdings Co. Ltd.	17,013	178,363
Japan Tobacco, Inc.	9,762	250,069
JFE Holdings, Inc.	5,644	65,503
KAJIMA Corp.	3,956	70,629
Kansai Electric Power Co., Inc.	8,892	98,383
Kao Corp.	4,112	163,902
Kawasaki Kisen Kaisha Ltd. (a)	5,932	75,462
KDDI Corp.	12,248	409,543
Keyence Corp.	1,721	746,235
Kikkoman Corp.	8,546	89,816
Kirin Holdings Co. Ltd.	7,194	91,122
Komatsu Ltd.	8,108	247,587
Konami Group Corp.	922	85,129
Kubota Corp.	9,337	117,484
Kyocera Corp.	12,448	129,661
Kyowa Kirin Co. Ltd.	2,284	34,165
Lasertec Corp.	734	73,213
LY Corp.	23,662	69,402
Makita Corp.	2,496	74,303
Marubeni Corp.	14,790	221,047
Mitsubishi Chemical Group Corp.	12,708	65,099
Mitsubishi Corp.	34,688	556,793
Mitsubishi Electric Corp.	18,748	310,845
Mitsubishi Estate Co. Ltd.	11,368	166,238
Mitsubishi HC Capital, Inc.	8,520	56,829
Mitsubishi Heavy Industries Ltd.	29,010	429,459
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	106,566	1,343,797
Mitsui & Co. Ltd.	25,592	509,216
Mitsui Fudosan Co. Ltd.	24,871	226,027
Mitsui OSK Lines Ltd.	3,218	109,718
Mizuho Financial Group, Inc.	21,889	607,859
MS&AD Insurance Group Holdings, Inc.	11,674	244,552
Murata Manufacturing Co. Ltd.	16,402	261,161
NEC Corp.	2,444	244,644
Nexon Co. Ltd.	3,686	48,174
NIDEC CORP	9,236	160,161
Nintendo Co. Ltd. - ADR	40,362	659,919
Nippon Paint Holdings Co. Ltd.	9,474	60,016
Nippon Steel Corp.	9,538	198,576
Nippon Telegraph & Telephone Corp.	264,412	260,329
Nippon Yusen KK	4,088	128,733
Nissan Motor Co. Ltd.	20,303	56,002
Nissin Foods Holdings Co. Ltd.	2,160	48,424
Nitori Holdings Co. Ltd.	752	88,100
Nitto Denko Corp.	6,466	115,400
Nomura Holdings, Inc. - ADR	24,739	160,309
Nomura Research Institute Ltd.	3,876	132,278
NTT Data Group Corp.	5,058	98,783
Obic Co. Ltd.	2,882	86,388
Olympus Corp.	10,389	158,553
Oracle Corp. Japan	294	26,927
Oriental Land Co. Ltd.	10,786	243,475
ORIX Corp.	10,182	216,448
Otsuka Corp.	1,976	44,630
Otsuka Holdings Co. Ltd.	4,688	245,924
Pan Pacific International Holdings Corp.	4,686	130,886
Panasonic Holdings Corp.	20,444	210,510
Rakuten Group, Inc. (b)	13,086	82,906
Recruit Holdings Co. Ltd.	14,277	1,006,142
Renesas Electronics Corp. (b)	14,409	195,796
Resona Holdings, Inc.	20,596	153,911
Secom Co. Ltd.	3,738	126,122
Sekisui House Ltd.	5,898	136,255
Seven & i Holdings Co. Ltd.	21,180	337,239
Shimadzu Corp.	2,471	72,013
Shimano, Inc.	707	99,877
Shin-Etsu Chemical Co. Ltd.	17,266	542,934
Shionogi & Co. Ltd.	7,238	106,870
Shiseido Co. Ltd.	3,538	59,710
SMC Corp.	540	205,005
SoftBank Corp.	248,832	321,198
SoftBank Group Corp. - ADR	18,297	562,120
Sompo Holdings, Inc.	8,771	246,116
Sony Group Corp. - ADR (a)	53,934	1,187,087
Subaru Corp.	5,284	92,669
Sumitomo Corp.	10,816	234,598
Sumitomo Electric Industries Ltd.	7,024	131,902
Sumitomo Metal Mining Co. Ltd.	2,450	56,679
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	56,216	836,494
Sumitomo Mitsui Trust Group, Inc.	6,367	159,365
Sumitomo Realty & Development Co. Ltd.	4,196	145,877
Suntory Beverage & Food Ltd.	1,092	33,986
Suzuki Motor Corp.	17,387	209,525
Sysmex Corp.	4,214	80,995
T&D Holdings, Inc.	4,788	91,534
Taiyo Nippon Sanso Corp.	1,826	51,980
Takeda Pharmaceutical Co. Ltd. - ADR	27,192	364,101
TDK Corp.	17,190	209,312
Terumo Corp.	13,142	248,316
Tokio Marine Holdings, Inc.	17,062	567,652
Tokyo Electron Ltd. - ADR (a)	8,099	684,204
Tokyo Gas Co. Ltd.	3,166	89,655
Toray Industries, Inc.	14,428	100,422
Toyota Industries Corp.	1,626	136,553
Toyota Motor Corp. - ADR (a)	10,856	2,051,024
Toyota Tsusho Corp.	6,328	107,734
Unicharm Corp.	11,376	89,119
West Japan Railway Co.	4,306	79,487
Yamaha Motor Co. Ltd.	9,316	78,327
Yaskawa Electric Corp.	2,400	70,238
		33,390,513

Luxembourg - 0.0%(d)
Tenaris SA - ADR	1,988	74,908

Macao - 0.0%(d)
Sands China Ltd. (b)	20,856	49,785

Netherlands - 5.6%
Adyen NV (b)(c)	278	452,783
Airbus Group SE	5,347	927,009
Argenx SE - ADR (b)	512	335,426
ASML Holding NV	3,464	2,560,970
Ferrovial SE	4,165	178,880
Heineken NV	2,492	173,467
ING Groep NV - ADR	28,784	476,951
Prosus NV	11,995	460,164
Shell PLC - ADR	26,670	1,756,219
Stellantis NV	19,540	262,750
Universal Music Group NV	6,774	189,316
Wolters Kluwer NV	2,112	385,066
		8,159,001

New Zealand - 0.3%
Auckland International Airport Ltd.	14,926	72,753
Fisher & Paykel Healthcare Corp. Ltd.	5,206	110,430
Infratil Ltd.	8,516	53,856
Mercury NZ Ltd.	5,718	20,355
Meridian Energy Ltd.	11,170	37,179
Spark New Zealand Ltd.	15,836	25,997
Xero Ltd. (b)	1,206	137,411
		457,981

Norway - 0.6%
Aker BP ASA	2,768	57,885
DNB Bank ASA	7,680	163,388
Equinor ASA - ADR	6,932	166,299
Gjensidige Forsikring ASA	1,634	33,521
Kongsberg Gruppen ASA	760	90,378
Mowi ASA	3,928	78,881
Norsk Hydro ASA	11,566	68,423
Orkla ASA	6,658	61,941
Salmar ASA	606	32,097
Telenor ASA	5,618	68,694
Var Energi ASA	8,156	25,062
Yara International ASA	1,415	42,380
		888,949

Portugal - 0.1%
EDP SA	26,648	83,929
Galp Energia SGPS SA	3,852	64,776
		148,705

Singapore - 1.5%
CapitaLand Investment Ltd.	20,552	37,202
DBS Group Holdings Ltd.	17,427	572,052
Grab Holdings Ltd. - Class A (b)	21,419	98,099
Oversea-Chinese Banking Corp. Ltd.	32,994	422,440
Sea Ltd. - ADR (b)	2,995	364,761
Singapore Airlines Ltd.	12,139	56,809
Singapore Technologies Engineering Ltd.	13,132	46,769
Singapore Telecommunications Ltd.	65,746	161,100
United Overseas Bank Ltd.	13,582	374,879
Wilmar International Ltd.	23,238	53,350
		2,187,461

South Korea - 0.2%
Coupang, Inc. (b)	11,502	270,412

Spain - 2.2%
Amadeus IT Holding SA	3,972	292,559
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	50,162	568,837
Banco Santander SA - ADR	136,007	692,275
CaixaBank SA	34,780	211,289
Cellnex Telecom SA (c)	5,152	173,114
EDP Renovaveis SA	2,593	24,304
Iberdrola SA	50,010	707,647
Industria de Diseno Textil SA	9,661	528,376
		3,198,401

Sweden - 3.2%
Alfa Laval AB	2,590	115,791
Assa Abloy AB - Class B	8,824	271,060
Atlas Copco AB - Class A	22,577	379,141
Atlas Copco AB - Class B	13,820	206,593
Epiroc AB (b)	5,590	106,932
Epiroc AB - Class B (b)	3,450	57,843
EQT AB	3,162	103,976
Essity AB - Class B	5,388	136,500
Evolution AB (c)	1,648	126,872
H & M Hennes & Mauritz AB - Class B	4,988	66,670
Hexagon AB - Class B	18,054	211,025
Industrivarden AB - Class A	1,234	43,894
Industrivarden AB - Class C	1,400	49,584
Investment AB Latour - Class B	1,180	30,959
Investor AB (b)	15,665	446,873
Investor AB - Class A (b)	4,996	142,610
L E Lundbergforetagen AB - Class B	626	30,177
Nibe Industrier AB - Class B (b)	13,578	54,604
Sandvik AB	9,576	198,640
Skandinaviska Enskilda Banken AB - Class A	14,560	206,165
Skandinaviska Enskilda Banken AB - Class C	180	2,620
Spotify Technology SA (b)	1,264	693,367
Svenska Handelsbanken AB - Class A	13,738	152,152
Svenska Handelsbanken AB - Class B	305	4,572
Swedbank AB - Class A	8,086	176,119
Telefonaktiebolaget LM Ericsson - ADR (a)	26,106	195,534
Volvo AB - Class A	1,644	45,519
Volvo AB - Class B	13,631	377,048
		4,632,840

Switzerland - 7.8%
ABB Ltd.	13,830	758,505
Alcon AG	4,396	404,099
Cie Financiere Richemont SA	4,643	902,855
Glencore PLC	87,395	379,804
Holcim AG	4,531	457,403
Kuehne + Nagel International AG	486	110,781
Lonza Group AG	636	406,425
Nestle SA - ADR (a)	22,629	1,923,012
Novartis AG - ADR (a)	17,101	1,790,817
Roche Holding AG - ADR (a)	50,982	2,001,044
Sika AG	1,378	352,992
STMicroelectronics NV	5,778	130,821
UBS Group AG	27,834	988,363
Zurich Insurance Group AG	1,260	766,169
		11,373,090

United Kingdom - 10.6%
3i Group PLC	8,564	414,545
Anglo American PLC	11,800	348,285
ARM Holdings PLC - ADR (a)(b)	1,025	163,539
Ashtead Group PLC	3,878	255,129
AstraZeneca PLC - ADR	26,716	1,890,424
BAE Systems PLC - ADR	6,515	396,047
Barclays PLC - ADR	30,631	449,663
BP PLC - ADR	23,292	723,450
British American Tobacco PLC - ADR	17,268	684,504
Coca-Cola Europacific Partners PLC	1,882	147,831
Compass Group PLC	14,606	505,447
Diageo PLC - ADR (a)	4,720	566,258
GSK PLC - ADR (a)	17,590	620,399
Haleon PLC - ADR (a)	33,585	318,050
HSBC Holdings PLC - ADR (a)	31,138	1,632,565
Imperial Brands PLC	6,654	224,490
Lloyds Banking Group PLC - ADR	129,000	393,450
London Stock Exchange Group PLC	3,990	595,393
National Grid PLC - ADR	8,620	529,268
NatWest Group PLC - ADR (b)	27,235	293,593
Reckitt Benckiser Group PLC	5,911	390,637
RELX PLC - ADR	16,144	805,424
Rio Tinto PLC - ADR	9,110	550,335
Rolls-Royce Holdings PLC (b)	73,310	550,834
SSE PLC	9,706	196,342
Standard Chartered PLC	17,060	230,986
Tesco PLC	57,788	266,685
Unilever PLC - ADR	21,354	1,225,293
Vodafone Group PLC - ADR	18,718	159,852
		15,528,718

United States - 0.3%
JFrog Ltd. (b)	788	27,391
Waste Connections, Inc.	2,223	408,521
		435,912
TOTAL COMMON STOCKS (Cost $119,426,146)		139,974,784

EXCHANGE TRADED FUNDS - 3.6%
iShares MSCI South Korea ETF (a)	96,911	5,230,287
TOTAL EXCHANGE TRADED FUNDS (Cost $5,837,263)		5,230,287

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Australia - 0.3%
Goodman Group	16,418	372,048
Scentre Group	46,012	105,555
		477,603

Singapore - 0.1%
CapitaLand Integrated Commercial Trust	47,790	68,573
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $399,269)		546,176

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG, 0.00%	505	38,532
Dr Ing hc F Porsche AG, 0.00% (c)	786	50,261
Henkel AG & Co. KGaA, 0.00%	1,400	122,317
Volkswagen AG, 0.00%	1,578	161,475
TOTAL PREFERRED STOCKS (Cost $424,869)		372,585

WARRANTS - 0.0%(d)	Contracts
Canada - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (b)(e)	162	0
TOTAL WARRANTS (Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (f)	33,476,846	33,476,846
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $33,476,846)		33,476,846

TOTAL INVESTMENTS - 122.5% (Cost $159,564,393)		179,600,678
Liabilities in Excess of Other Assets - (22.5)%		(33,036,026)
TOTAL NET ASSETS - 100.0%		$146,564,652
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $32,249,339 which represented 22.0% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $971,041 or 0.7% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Trendpilot International ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$139,974,784	$–	$–		$139,974,784
Exchange Traded Funds	5,230,287	–	–		5,230,287
Real Estate Investment Trusts	546,176	–	–		546,176
Preferred Stocks	372,585	–	–		372,585
Warrants	–	–	–	(a)	–	(a)
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		33,476,846
Total Investments	$146,123,832	$–	$–	(a)	$179,600,678

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $33,476,846 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTIN (a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Warrants	$ -	-	-	-	-	$ -	$ -	0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$0	US Line	Delisting	0.00 CAD

(a) Table presents information for one security: Constellation Software, Inc. which has been valued at 0.00 CAD throughout the period.